Production costs - Summary of Product Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Labour	$ 100,908	$ 70,336
Fuel	12,931	16,454
Reagents	29,871	49,222
Electricity	16,330	13,864
Mining contractors	30,162	14,782
Operating and maintenance supplies and services	89,828	62,544
Site general and administrative costs	42,919	33,614
Royalties, production taxes and selling expenses	11,890	8,629
Production costs	$ 334,839	$ 269,445